American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND
Inflation-Adjusted Bond Fund
Investment Objective
The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Government Income Trust - INFLATION-ADJUSTED BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS [1]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[2]	1.00%	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Government Income Trust - INFLATION-ADJUSTED BOND FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS
Management Fees (as a percentage of Assets)	0.46%	0.36%	0.26%	0.46%	0.46%	0.46%	0.26%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net Expenses (as a percentage of Assets)	0.47%	0.37%	0.27%	0.72%	1.47%	0.97%	0.27%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Government Income Trust - INFLATION-ADJUSTED BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	48	151	264	592
I CLASS	38	119	208	469
Y CLASS	28	87	152	344
A CLASS	520	670	833	1,305
C CLASS	150	466	803	1,756
R CLASS	99	310	537	1,190
R5 CLASS	28	87	152	344

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-adjusted bonds. The advisor considers inflation-adjusted bonds to include inflation-indexed bonds, notes, commercial paper, short-term instruments and other debt securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation. In addition, the fund may invest a portion of its assets in traditional U.S. Treasury, U.S. government agency or other non-U.S. government securities that are not inflation-indexed.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities are backed only by the credit of the issuer.
The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds. A high-yield security is one that has been rated below the four highest categories by a nationally recognized rating organization.
There are no maturity or duration restrictions for the securities in which the fund may invest.
Although the fund invests primarily in U.S. dollar-denominated securities, the fund also may invest in securities denominated in foreign currencies.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as futures contracts and swap agreements (including, but not limited to, inflation swap agreements and credit default swap agreements), or in mortgage- or asset-backed securities. The fund may invest in U.S. Treasury futures, inflation swap agreements and credit default swap agreements to manage duration, inflation and credit exposure.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Principal Risks

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Inflation-Indexed Bonds Risk—If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities will be reduced. In addition, interest payments on inflation-indexed bonds may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the fund may have no income at all from such investments.

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Interest Rate Risk—Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

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Credit Risk—The value of the fund’s debt securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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High-Yield Risk—Issuers of high-yield securities, or junk bonds, are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. High-yield securities (junk bonds) are also inherently speculative.

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Liquidity Risk—During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

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Foreign Securities Risk—Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Derivatives Risk—The use of derivative instruments involves risks different from the risks associated with investing directly in securities and other traditional instruments. The fund’s use of derivatives, and in particular its use of inflation swap agreements and credit default swap agreements, are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are also subject to a number of additional risks including liquidity, interest rate, market, credit and correlation risk. In addition, gains or losses involving some futures and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

•	Market Risk—The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

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Redemption Risk—The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

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When-Issued and Forward Commitment Risk—When-issued and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Mortgage- and Asset-Backed Securities Risks—Mortgage- and asset backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.

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Mortgage Dollar Rolls Risk—If the counterparty to whom the fund sells the security becomes insolvent, the fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the fund is required to repurchase may be worth less than the security that the fund originally held.

•	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2008): 5.26% Lowest Performance Quarter (2Q 2013): -7.52%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Government Income Trust - INFLATION-ADJUSTED BOND FUND		Label	1 Year	5 Years	10 Years		Inception Date
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index		Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	4.68%	0.89%	4.36%
INVESTOR CLASS		Investor Class Return Before Taxes	4.72%	0.40%	3.97%		Feb. 10, 1997
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	3.81%	(0.44%)	2.92%		Feb. 10, 1997
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.70%	0.03%	2.76%		Feb. 10, 1997
I CLASS	[1]	I Class1 Return Before Taxes	4.75%	0.49%	4.07%		Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	4.85%	0.58%	4.17%		Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	(0.32%)	(0.77%)	3.23%		Jun. 15, 1998
C CLASS		C Class Return Before Taxes	3.58%	(0.60%)	2.93%	[3]	Mar. 01, 2010
R CLASS		R Class Return Before Taxes	4.09%	(0.09%)	3.45%	[3]	Mar. 01, 2010
R5 CLASS		R5 Class Return Before Taxes	4.85%	0.58%	4.17%		Oct. 01, 2002
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.